Commitments and Contingencies (Details) - USD ($) $ in Millions	May 06, 2024	Dec. 31, 2023
Customer Redress [Member]
Commitments and Contingencies (Details) [Line Items]
Agreed to pay	$ 1
Civil Penalties [Member]
Commitments and Contingencies (Details) [Line Items]
Agreed to pay		$ 2
Attorneys' Fees [Member]
Commitments and Contingencies (Details) [Line Items]
Agreed to pay		$ 1